American Beacon Large Cap Value Fund

Supplement dated September 11, 2019
to the
Prospectus and Summary Prospectus dated February 28, 2019, as previously amended or supplemented

I.
Effective December 31, 2019, Katherine Cannan, of Massachusetts Financial Services Company will be added as a portfolio manager for the American Beacon Large Cap Value Fund (the “Fund”).  Accordingly, effective December 31, 2019, the following changes are made to the Prospectus and Summary Prospectus, as applicable:

A.
On page 23 of the Prospectus and page 5 of the Summary Prospectus, in the table under the heading “Fund Summary - American Beacon Large Cap Value Fund - Portfolio Managers,”  the information regarding Massachusetts Financial Services Company is deleted and replaced with the following:

Massachusetts Financial Services Company	Steven Gorham Investment Officer and Portfolio Manager Since 2010	Nevin Chitkara Investment Officer and Portfolio Manager Since 2010
Katherine Cannan Investment Officer and Portfolio Manager Since 2019

B.
On page 54 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – Massachusetts Financial Services Company (“MFS”)”, the last sentence of the first paragraph is deleted and replaced with the following:

MFS serves as a sub-advisor to the American Beacon Large Cap Value Fund, and Steven Gorham, Nevin Chitkara, and Katherine Cannan co-manage MFS’ Large Cap Value Equity strategy of the Fund.

C.	On page 54 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – Massachusetts Financial Services Company (“MFS”)”, the following is added as the last sentence:

Ms. Cannan is an Investment Officer of MFS and has been employed in the investment area of MFS since 2013.

II.	Effective December 31, 2020, Steven Gorham is retiring. Therefore, effective December 31, 2020, all references to Steven Gorham will be deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Large Cap Value Fund

Supplement dated September 11, 2019
to the
Statement of Additional Information dated February 28, 2019, as previously amended or supplemented

I.
Effective December 31, 2019, Katherine Cannan of Massachusetts Financial Services Company will be added as a portfolio manager for the American Beacon Large Cap Value Fund (the “Fund”).  Accordingly, effective December 31, 2019, the following changes are to be made to the Statement of Additional Information:

A.	On page 55, under the heading “Portfolio Managers”, the table related to Massachusetts Financial Services Company is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Massachusetts Financial Services Company
Steven Gorham	15($71.1 bil)	8($6.8 bil)	41($22.9 bil)	None	None	None
Nevin Chitkara	16($71.1 bil)	8($6.8 bil)	41($22.9 bil)	None	None	None
Katherine Cannan*	None	None	None	None	None	None

*As of July 31, 2019

B.	On page 67, under the heading “Portfolio Managers-Ownership of the Funds”, the table related to Massachusetts Financial Services Company is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	Large Cap Value Fund
Massachusetts Financial Services Company
Steven Gorham	None
Nevin Chitkara	None
Katherine Cannan*	None

* As of July 31, 2019

II.	Effective December 31, 2020, Steven Gorham is retiring. Therefore, effective December 31, 2020, all references to Steven Gorham will be deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE